Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares		9 Months Ended	12 Months Ended
	Mar. 02, 2021	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price		$ 9.91	$ 9.68	$ 0.0001
Strike price		$ 11.5	$ 11.5
Term (in years)		5 months 1 day	6 months
Volatility		de minimis	10.5
Volatility			10.50%
Risk-free rate		4.00%	1.30%
Dividend yield		0.00%	0.00%
Initial Measurement [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	$ 10.16
Strike price	$ 11.5
Term (in years)	5 years
Volatility	17.00%
Risk-free rate	0.88%
Dividend yield	0.00%